Policyholder liabilities and unallocated surplus (Tables)	6 Months Ended
Jun. 30, 2021
Policyholder liabilities and unallocated surplus
Movements in policyholder liabilities and unallocated surplus of with-profits funds from continuing operations

	Half year 2021 $m
	With-	Shareholder-backed business		Total
	profits	Unit-linked	Other	continuing
	business	liabilities	business	operations

At 1 January 2021	86,410	32,506	46,639	165,555
Comprising:
- Policyholder liabilities on the balance sheet	81,193	25,433	38,107	144,733
- Unallocated surplus of with-profits funds on the balance sheet	5,217	—	—	5,217
- Group's share of policyholder liabilities relating to joint ventures and associatesnote (a)	—	7,073	8,532	15,605
Premiums:note (b)
New business	900	1,237	942	3,079
In-force	3,617	1,211	2,469	7,297
	4,517	2,448	3,411	10,376
Surrendersnotes (b)(c)	(393)	(1,724)	(410)	(2,527)
Maturities/deaths/other claim events	(852)	(101)	(505)	(1,458)
Net flows	3,272	623	2,496	6,391
Shareholders' transfers post tax	(62)	—	—	(62)
Investment-related items and other movementsnote (d)	201	997	(2,994)	(1,796)
Foreign exchange translation differencesnote (e)	(578)	(532)	(230)	(1,340)
At 30 June 2021	89,243	33,594	45,911	168,748
Comprising:
- Policyholder liabilities on the balance sheet	82,970	25,615	36,224	144,809
- Unallocated surplus of with-profits funds on the balance sheet	6,273	—	—	6,273
- Group's share of policyholder liabilities relating to joint ventures and associatesnote (a)	—	7,979	9,687	17,666

	Half year 2020 $m
	With-	Shareholder-backed business		Total
	profits	Unit-linked	Other	continuing
	business	liabilities	business	operations
			note (g)
At 1 January 2020	70,308	28,850	33,598	132,756
Comprising:
- Policyholder liabilities on the balance sheet	65,558	23,571	27,000	116,129
- Unallocated surplus of with-profits funds on the balance sheet	4,750	—	—	4,750
- Group's share of policyholder liabilities relating to joint ventures and associatesnote (a)	—	5,279	6,598	11,877
Premiums:note (b)
New business	375	909	1,009	2,293
In-force	4,216	1,148	2,089	7,453
	4,591	2,057	3,098	9,746
Surrendersnotes (b)(c)	(381)	(1,209)	(493)	(2,083)
Maturities/deaths/other claim events	(676)	(87)	(390)	(1,153)
Net flows	3,534	761	2,215	6,510
Shareholders' transfers post-tax	(54)	—	—	(54)
Investment-related items and other movementsnotes (d)(g)	3,387	(2,243)	5,419	6,563
Foreign exchange translation differencesnote (e)	(528)	(794)	(264)	(1,586)
At 30 June 2020	76,647	26,574	40,968	144,189
Comprising:
- Policyholder liabilities on the balance sheet	71,135	21,376	33,758	126,269
- Unallocated surplus of with-profits funds on the balance sheet	5,512	—	—	5,512
- Group's share of policyholder liabilities relating to joint ventures and associatesnote (a)	—	5,198	7,210	12,408
Average policyholder liability balancesnote (f)
Half year 2021	82,082	33,050	46,275	161,407
Half year 2020	68,347	27,712	37,283	133,342

Notes

(a)

The Group’s investments in joint ventures and associates are accounted for on an equity method and the Group’s share of the policyholder liabilities as shown above relate to the life business of the China JV, India and the Takaful business in Malaysia.

(b)

The analysis includes the impact of premiums, claims and investment movements on policyholders’ liabilities. The impact does not represent premiums, claims and investment movements as reported in the income statement. For example, premiums shown above exclude any deductions for fees/charges; claims (surrenders, maturities, deaths and other claim events) shown above represent the policyholder liabilities provision released rather than the claims amount paid to the policyholder. The analysis also includes net flows of the Group’s insurance joint ventures and associate.

(c)	The rate of surrenders for shareholder-backed business (expressed as a percentage of opening policyholder liabilities) was 2.7 per cent in the first half of 2021 (half year 2020: 2.7 per cent).
(d)

Investment-related items and other movements in the first half of 2021 primarily represents the effects of higher interest rates on the discount rates applied in the measurement of the policyholder liabilities, partially offset by higher level of investment returns from equities mainly within with-profits and unit-linked funds.

(e)

Movements in the period have been translated at the average exchange rates for the period ended 30 June 2021 and 2020. The closing balance has been translated at the closing spot rates as at 30 June 2021 and 2020. Differences upon retranslation are included in foreign exchange translation differences.

(f)

Average policyholder liabilities have been based on opening and closing balances, adjusted for any acquisitions, disposals and other corporate transactions arising in the year, and exclude unallocated surplus of with-profits funds.

(g)

The total movement on Africa policyholder liabilities, apart from foreign exchange movements, has been included within Investment-related items and other movements. This balance also includes the benefit of any acquisitions in the period.

Schedule of movement in gross and reinsurers' share of policyholder liabilities

		Reinsurers' share	Unallocated
	Contract	of insurance	surplus of
	liabilities	contract liabilities	with-profits funds
	$m	$m	$m
At 1 January 2021	441,246	(46,595)	5,217
Reclassification of US operations as held for distribution	(296,513)	35,232	—
Income and expense included in the income statementnotes (a)(c)	1,354	1,450	1,070
Other movementsnote (b)	25	—	—
Foreign exchange translation differences	(1,303)	22	(14)
At 30 June 2021	144,809	(9,891)	6,273

At 1 January 2020	385,678	(13,856)	4,750
Income and expense included in the income statementnote (a)
From continuing operations	11,251	(3,466)	742
From discontinued US operations	(3,696)	(27,600)	—
	7,555	(31,066)	742
Other movementsnote (b)
From continuing operations	88	—	—
From discontinued US operations	(198)	—	—
	(110)	—	—
Foreign exchange translation differences	(1,199)	4	20
At 30 June 2020	391,924	(44,918)	5,512

Notes

(a)	The total charge for benefit and claims in half year 2021 shown in the income statement comprises the amounts shown as ‘income and expense included in the income statement’ in the table above together with claims paid of $4,143 million in the period (half year 2020: $3,418 million from continuing operations) and claim amounts attributable to reinsurers of $(269) million (half year 2020: $(217) million from continuing operations).
(b)	Other movements include premiums received and claims paid on investment contracts without discretionary participating features, which are taken directly to the statement of financial position in accordance with IAS 39.
(c)	The movement in the gross contract liabilities during half year 2021 included the impact of a change to allow for illiquidity premium in the calculation of the valuation interest rate (VIR) used to value long-term insurance liabilities in Thailand. The VIR, after allowing for the illiquidity premium, is more reflective of the product characteristics and the effect of the change was such that the accounting mismatch between the valuation of the assets and insurance liabilities is reduced. The change reduced policyholder liabilities of the Thailand’s shareholder-backed business at 30 June 2021 by circa $220 million. The resulting benefit in the income statement was included within short-term fluctuations in investment returns in the Group’s supplementary analysis of profit.
(d)	The segmental analysis of the total charge for benefit and claims and movement in unallocated surplus, net of reinsurance in the income statement is shown below:

Schedule of segmental analysis of the total charge for benefit and claims and movement in unallocated surplus, net of reinsurance

	Half year 2021 $m
					Growth
	Hong				markets and	Total
	Kong	Indonesia	Malaysia	Singapore	other	segment*
Claims incurred, net of reinsurance	(818)	(602)	(482)	(1,346)	(755)	(4,003)
(Increase) decrease in policyholder liabilities, net of reinsurance	(369)	266	(68)	(2,197)	(307)	(2,675)
Movement in unallocated surplus of with-profits funds	(1,121)	—	51	—	—	(1,070)
Benefits and claims and movement in unallocated surplus, net of reinsurance	(2,308)	(336)	(499)	(3,543)	(1,062)	(7,748)

	Half year 2020 $m
					Growth
	Hong				markets and	Total
	Kong	Indonesia	Malaysia	Singapore	other	segment*
Claims incurred, net of reinsurance	(775)	(460)	(376)	(1,046)	(632)	(3,289)
(Increase) decrease in policyholder liabilities, net of reinsurance	(7,510)	758	(39)	(473)	(433)	(7,697)
Movement in unallocated surplus of with-profits funds	(624)	—	(118)	—	—	(742)
Benefits and claims and movement in unallocated surplus, net of reinsurance	(8,909)	298	(533)	(1,519)	(1,065)	(11,728)
*

The China JV segment is a joint venture accounted for using the equity method under IFRS, with the Group’s share of its results net of related tax presented in a single line within the Group’s profit before tax, and therefore not shown in the analysis of benefit and claims items above.